COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Jazz [Member]
Lease [Line Items]
Rent expenses	$ 3,000	$ 2,600	$ 2,400
Future minimum payments of non-cancelable operating building leases
2016	2,800
2017	2,800
2018	2,800
2019	2,800
2020	2,440
Thereafter	$ 2,900
TPSCo [Member]
Lease [Line Items]
Lease term	5 years
Future minimum payments of non-cancelable operating building leases
2016	$ 12,700
2017	11,500
2018	10,800
2019	$ 2,600